Notes Payable (Tables)	6 Months Ended
Jun. 30, 2026
HZO, Inc. and Subsidiaries
Notes Payable
Schedule of notes payable

	As of	As of
	June 30,	December 31,
	2026	2025
Unsecured term loan	$2,000,000	$—
Equipment financing	38,420	49,217
Total notes payable	2,038,420	49,217
Less current portion	(22,590)	(21,923)
Net long-term portion of notes payable	$2,015,830	$27,294